Segment information and geographic data (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment Information and Geograhic Data - Schedule of Segment Reporting Information by Segment

12 months to December 31,	2023			2022			2021
USD'000	IoT	mPKI	Total	IoT	mPKI	Total	IoT	mPKI	Total
Revenues from external customers	30,058	860	30,918	23,198	616	23,814	16,867	779	17,646
Intersegment revenues	-	1,040	1,040	-	1,931	1,931	128	2,506	2,634
Interest revenue	88	2	90	10	5	15	1	54	55
Interest expense	189	513	702	4	572	576	30	976	1,006
Depreciation and amortization	571	54	625	408	104	512	470	94	564
Segment income /(loss) before income taxes	(3,043)	(12,081)	(15,124)	4,589	(17,542)	(12,953)	(1,302)	(22,032)	(23,334)
Profit / (loss) from intersegment sales	-	95	95	-	92	92	6	119	125
Income tax recovery /(expense)	(225)	(5)	(230)	3,251	(12)	3,238	-	(13)	(13)
Other significant non cash items
Share-based compensation expense	-	178	178	-	744	744	-	3,783	3,783
Interest and amortization of debt discount and expense	574	50	624	-	168	168	-	1,057	1,057
Segment assets	27,935	65,072	93,007	29,145	53,713	82,858	11,377	89,410	100,787

Segment Information and Geographic Data - Schedule of Reconciliation of Revenue

Revenue and Loss reconciliations	12 months ended December 31,
USD’000	2023	2022	2021
Revenue reconciliation
Total revenue for reportable segment	31,958	25,745	20,280
Elimination of intersegment revenue	(1,040)	(1,931)	(2,634)
Total consolidated revenue	30,918	23,814	17,646

Loss reconciliation
Total profit / (loss) from reportable segments	(15,124)	(12,953)	(23,334)
Elimination of intersegment profits	(95)	(92)	(125)
Loss before income taxes	(15,219)	(13,045)	(23,459)

Segment Information and Geographic Data - Schedule of Reconciliation of Assets

Asset reconciliation	As at December 31,
USD’000	2023	2022
Total assets from reportable segments	93,007	82,858
Elimination of intersegment receivables	(1,378)	(6,112)
Elimination of intersegment investment and goodwill	(43,828)	(27,250)
Consolidated total assets	47,801	49,496

Segment Information and Geographic Data - Schedule of Revenue and Property, Plant and Equipment by Geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region	12 months ended December 31,
USD’000	2023	2022	2021
Switzerland	1,752	1,004	1,002
Rest of EMEA*	8,943	6,260	3,819
North America	16,646	13,677	10,689
Asia Pacific	3,466	2,745	2,062
Latin America	111	128	74
Total net sales from continuing operations	30,918	23,814	17,646
*EMEA means Europe, Middle East and Africa

Property, plant and equipment, net of depreciation, by region	As at December 31,	As at December 31,
USD’000	2023	2022
Switzerland	162	231
Rest of EMEA	3,230	608
North America	-	1
Asia Pacific	-	2
Total Property, plant and equipment, net of depreciation	3,392	842